Federal Home Loan Bank Advances (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Banking and Thrift [Abstract]
A summary of Federal Home Loan Bank advances

A summary of Federal Home Loan Bank advances at March 31, 2017 and September 30, 2016 was as follows:

Maturing during the fiscal year Ended September 30,	As of March 31, 2017	Weighted Average Rate	As of September 30, 2016	Weighted Average Rate
2017	$56,491	0.93%	$45,461	0.86%
2018	4,000	0.99%	6,100	2.24%
2019	—	—%	7,730	1.41%

Total fixed maturity	$60,491	0.93%	$59,291	1.07%
Advances with amortizing principal	—	—%	—	—%

Total advances	$60,491	0.93%	$59,291	1.07%

Irrevocable standby letters of credit	$8,040		$10,560

Total credit outstanding	$68,531		$69,851

Other borrowings maturing during the fiscal year ended September 30, 2021	$11,000	3.76%	$11,000	3.44%

A summary of Federal Home Loan Bank advances and other borrowings at September 30, 2016 and 2015 is as follows:

FHLB advances maturing during the fiscal year		Weighted Average Rate		Weighted Average Rate
Ended September 30,	2016		2015
2017	$45,461	0.86%	$49,061	0.92%
2018	6,100	2.24%	6,100	2.24%
2019	7,730	1.41%	3,730	1.87%
2020	—	—%	—	—%

Total FHLB advances fixed maturity	$59,291		$58,891
FHLB advances with amortizing principal	—	—%	—	—%

Total FHLB advances	$59,291		$58,891

FHLB irrevocable standby letters of credit	$10,560		$24,040

Total FHLB credit outstanding	$69,851		$82,931

Other borrowings maturing during the fiscal year Ended September 30, 2021	$11,000	3.44%	$—	—%